Merger Transaction (Tables)	6 Months Ended
Jun. 30, 2025
Merger Transaction [Abstract]
Schedule of Equity Instruments Outstanding

The following table presents a summary of the number of equity instruments outstanding immediately following the closing of the Merger and the PIPE investment.

	Shares	% of Common(1)	% of Voting(1)
	(In thousands)
Public shareholders	2,077	3%	2%
Sponsor	6,250	8%	7%
USARE LLC shareholders	72,748	89%	83%
Shares issued to CCM (Issuance cost)	877	1%	1%
Total Common Stock	81,952	100%	94%

Series A Preferred Stock – USARE LLC shareholders	4,318		5%
Series A Preferred Stock – PIPE Investors	784		1%
Series A Preferred Stock – Blitzer promissory note	131		—%
Total Voting Shares	87,185		100%

(1)      Percentage may not total due to rounding.

Schedule of Net Proceeds from the Merger

The following table presents the net proceeds from the Merger.

Amount
(In thousands)
Sources
Cash – PIPE investment	$8,000
Cash – IPXX Trust Account	22,843
Cash – IPXX Op Account (Blitzer note)	24
Total Cash in IPXX going into the Merger	$30,867

Uses
Transaction costs allocated to equity	$(8,331)
FPA Prepayments	(20,789)
Other Expenses and Prepayments	(1,658)
Total cash used immediately after the merger	$(30,778)

Net cash to USARE LLC	$89

Transaction costs allocated to equity	$350
Net cash used by USARE LLC	(350)
$—